Other Current Assets (Parenthetical) (Detail) (CNY)	Sep. 30, 2013	Dec. 31, 2012
Other Assets, Current [Line Items]
Provision of loss for prepaid expenses	11,854,000
Provision for other receivables	104,505,000	104,505,000